Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net Abstract
Property Plant And Equipment

	2012	2011
	$	$

Mine development	7,185	6,652
Buildings and mine infrastructure	4,686	3,613
Mineral rights and dumps	916	1,023
Assets under construction	1,074	522
Land	51	41
	13,912	11,851
Accumulated depreciation, depletion and amortization	(6,677)	(5,728)
Net book value December 31,	7,235	6,123

Net book value of mining assets encumbered by capital leases (See Note 18).	59	67